Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statement of Cash Flows
Net income/loss (-)	€ 211,697	€ (217,991)	€ (103,231)
Adjustment for non-cash transactions	99,291	117,296	57,718
Adjustment for items to disclose separately under operating cash flow	(65,763)	(4,533)	11,227
Adjustment for items to disclose under investing and financing cash flows	(16,688)	(3,789)	(28,847)
Change in working capital other than deferred income	(31,373)	32,313	23,337
Cash used for other liabilities related to the acquisition of subsidiaries		(28,164)
Decrease in deferred income	(661,062)	(383,618)	(453,720)
Cash used in operations	(463,898)	(488,487)	(493,516)
Interest paid	(3,809)	(12,463)	(12,540)
Interest received	69,907	4,839	2,913
Income taxes paid	(8,170)	(4,433)	(684)
Net cash flows used in operating activities	(405,970)	(500,544)	(503,827)
Purchase of property, plant and equipment	(18,706)	(27,389)	(54,205)
Purchase of and expenditure in intangible fixed assets	(567)	(9,558)	(3,674)
Proceeds from disposal of property, plant and equipment	2,426	739
Purchase of current financial investments	(3,390,178)	(2,728,634)	(1,561,015)
Investment income received related to current financial investments	14,765	2,996	12
Sale of current financial investments	3,484,411	1,641,602	2,127,380
Disposals Of Subsidiaries Net Of Cash Disposed			28,696
Cash out from acquisition of subsidiaries, net of cash acquired	(7,000)	(115,270)
Cash advances and loans to third parties		(10,000)
Acquisition of financial assets held at fair value through profit or loss	13,965
Proceeds from sale of financial assets held at fair value through profit or loss			4,045
Net cash flows generated from/used in (-) investing activities	71,186	(1,245,514)	541,238
Payment of lease liabilities and other debts	(6,771)	(8,182)	(7,190)
Proceeds from capital and share premium increases from exercise of subscription rights	1,770	6,695	3,314
Net cash flows used in financing activities	(5,001)	(1,487)	(3,876)
Increase/decrease (-) in cash and cash equivalents	(339,785)	(1,747,545)	33,535
Cash and cash equivalents at beginning of year	508,117	2,233,368	2,143,071
Effect of exchange rate differences on cash and cash equivalents	(1,522)	22,293	56,763
Cash and cash equivalents at end of year	€ 166,810	€ 508,117	€ 2,233,368